UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit

            Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 78.5%
Fannie Mae, 5.00%, 2/13/17	$1,000	$1,001,453
Fannie Mae Discount Notes, 0.49%, 3/01/17 (a)	2,355	2,354,104
Fannie Mae Variable Rate Notes (b):
0.80%, 7/20/17	1,000	999,976
0.78%, 8/16/17	1,000	999,946
0.78%, 10/05/17	750	749,923
Federal Farm Credit Bank, 1.00%, 3/01/17	1,345	1,345,466
Federal Farm Credit Bank Discount Notes (a):
0.59%, 3/30/17	280	279,739
0.69%, 9/29/17	395	393,183
0.91%, 11/28/17	2,000	1,985,000
Federal Farm Credit Bank Variable Rate Notes (b):
0.79%, 3/16/17	1,000	999,976
0.91%, 4/24/17	500	499,994
0.85%, 11/20/17	500	499,980
0.81%, 11/22/17	1,000	999,918
Federal Home Loan Bank Discount Notes (a):
0.44%, 2/01/17	3,595	3,595,000
0.45%, 2/02/17	305	304,996
0.53%, 2/13/17 - 3/03/17	11,100	11,095,968
0.51%, 2/15/17 - 3/10/17	6,380	6,378,019
0.52%, 2/22/17	2,000	1,999,393
0.50%, 2/23/17	1,080	1,079,670
0.48%, 2/24/17	1,070	1,069,670
0.55%, 3/22/17 - 4/05/17	3,395	3,391,939
0.58%, 4/10/17 - 5/22/17	1,315	1,313,002
0.64%, 8/02/17	640	637,904
Federal Home Loan Bank Variable Rate Notes (b):
0.75%, 2/07/17 - 3/08/18	2,500	2,499,999
0.78%, 3/14/17	1,000	999,978
0.79%, 3/15/17	1,000	1,000,000
0.77%, 3/17/17	830	830,153
0.92%, 4/05/17	710	710,000
0.59%, 5/04/17 - 5/10/17	1,435	1,434,945

U.S. Government Sponsored Agency Obligations	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes (b) (continued):
0.82%, 7/06/17 - 7/07/17	$2,070	$2,070,000
0.69%, 8/25/17	430	430,000
0.85%, 10/16/17	700	700,000
0.96%, 10/27/17	905	905,000
0.73%, 3/02/18 - 7/09/18	2,500	2,500,000
Freddie Mac:
1.00%, 6/29/17 - 9/29/17	4,035	4,040,101
0.75%, 7/14/17	500	500,261
Freddie Mac Discount Notes (a):
0.51%, 2/17/17	565	564,872
0.52%, 5/10/17	695	694,016
0.50%, 5/16/17	600	599,133
Freddie Mac Variable Rate Notes (b):
0.91%, 7/21/17	1,000	999,952
0.81%, 11/13/17	300	300,169
Total U.S. Government Sponsored Agency Obligations — 78.5%		65,752,798

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.42%, 2/02/17	635	634,993
0.55%, 3/16/17	800	799,484
U.S. Treasury Notes, 0.67%, 10/31/17 (b)	1,219	1,218,371
Total U.S. Treasury Obligations — 3.1%		2,652,848

Total Repurchase Agreements — 19.0%		15,900,000
Total Investments (Cost — $84,305,646*) — 100.6%		84,305,646
Liabilities in Excess of Other Assets — (0.6)%		(543,973)

Net Assets — 100.0%		$83,761,673

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.51%	1/20/17	2/07/17	$900	$900	$900,089	U.S. Treasury Obligations, 0.75% to 3.13%, due 2/28/18 to 2/15/22	$916,800	$918,001
	0.54%	1/31/17	2/01/17	2,000	2,000	2,000,030	U.S. Treasury Obligations, 0.00% to 1.13%, due 8/15/17 to 1/31/19	2,044,110	2,040,000

Total BNP Paribas Securities Corp.					$2,900				$2,958,001

RBC Capital Markets LLC	0.53%	1/31/17	2/01/17	1,000	1,000	1,000,015	U.S. Government Sponsored Agency Obligations, 3.00% to 5.74%, due 9/20/38 to 1/01/47	12,485,690	1,070,006
	0.52%	1/31/17	2/01/17	1,000	1,000	1,000,014	U.S. Treasury Obligation, 2.00%, due 2/15/25	1,040,800	1,020,072

Total RBC Capital Markets LLC					$2,000				$2,090,078

J.P. Morgan Securities LLC	0.54%	1/31/17	2/01/17	2,000	2,000	2,000,030	U.S. Treasury Obligation, 2.13%, due 9/30/21	2,010,000	2,042,805
Mizuho Securities USA, Inc.	0.56%	1/31/17	2/01/17	1,000	1,000	1,000,016	U.S. Treasury Obligation, 4.00%, due 8/15/18	958,600	1,020,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	2,000	2,000	2,000,030	U.S. Treasury Obligation, 1.88%, due 1/31/22	2,046,400	2,040,005
	0.55%	1/31/17	2/01/17	3,000	3,000	3,000,046	U.S. Government Sponsored Agency Obligation, 3.50%, due 1/20/47	2,943,846	3,060,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$5,000				$5,100,005

Societe Generale SA	0.53%	1/31/17	2/01/17	2,000	2,000	2,000,029	U.S. Treasury Obligations, 0.13% to 6.25%, due 1/31/19 to 5/15/30	1,893,800	2,040,033
TD Securities (USA) LLC	0.53%	1/31/17	2/01/17	1,000	1,000	1,000,015	U.S. Treasury Obligation, 4.75%, due 8/15/17	977,600	1,020,005
Total					$15,900				$16,271,022

2	BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$84,305,646	—	$84,305,646

[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2017